Employee Benefit Plans (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan expenses	$ 119	$ 105
Defined benefit plans description	The plans offer to members at the normal retirement age of 65 a choice between a lifetime pension and a partial or full lump sum payment. Participants can choose to draw early retirement benefits starting from the age of 58 but can also continue employment and remain active members of the plan until the age of 70. Employees can make additional purchases of benefits to fund early retirement benefits. The pension amount payable to a participant is calculated by applying a conversion rate to the accumulated balance of the participant’s retirement savings account at the retirement date. The balance is based on credited vested benefits transferred from previous employers, purchases of benefits, and the employee and employer contributions that have been made to the participant’s retirement savings account, as well as the interest accrued. The annual interest rate credited to participants is determined by the Pension Foundation Board at the end of each year
Expected contribution	$ 43
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contribution	$ 652